Balances Payable to Related Parties (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2012 Principal Owner INR	Mar. 31, 2011 Principal Owner INR	Mar. 31, 2012 Others INR	Mar. 31, 2011 Others INR
Related Party Transaction [Line Items]
Balances in non-interest-bearing deposits	$ 328.5	16,717.4	8,405.6	13,477.8	6,600.2	3,239.6	1,805.4
Balances in interest- bearing deposits	160.0	8,142.8	9,808.6	7,629.9	9,598.0	512.9	210.6
Total	$ 488.5	24,860.2	18,214.2	21,107.7	16,198.2	3,752.5	2,016.0